Other equity instruments (Details) £ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£) Redemptions issuance		Dec. 31, 2021 GBP (£)		Jun. 30, 2021 GBP (£)		Dec. 31, 2020 GBP (£)
Total equity	£ 58,916	[1]	£ 56,317	[1]	£ 53,636	[2]	£ 53,710	[2]
Other equity instruments
Total equity	£ 9,794	[3]	£ 9,693	[3]	£ 8,621	[3],[4]	£ 8,621	[4]
Number of share issuances | issuance	1
Number of share redemptions | Redemptions	1

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[3]	Details of share capital, other equity instruments and other reserves are shown on pages 29 to 51.
[4]	Details of share capital, other equity instruments and other reserves are shown on pages 42 to 43.